Basis of Presentation and Summary of Significant Accounting Policies - Restatement (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restatement
Costs of sales and services	$ 96,561	$ 95,209	$ 228,357
Exchange differences on foreign currency transactions, net (gain) loss	$ 3,724	4,228	12,344
Exchange differences on foreign currency transactions, net (gain) loss			12,344
(Gain) loss on dispositions of subsidiaries			(1,087)
Original
Restatement
Costs of sales and services			239,663
Exchange differences on foreign currency transactions, net (gain) loss			1,038
Exchange differences on foreign currency transactions, net (gain) loss			1,038
(Gain) loss on dispositions of subsidiaries			10,219
Reclassification
Restatement
Costs of sales and services			(11,306)
Exchange differences on foreign currency transactions, net (gain) loss			11,306
Exchange differences on foreign currency transactions, net (gain) loss			(11,306)
(Gain) loss on dispositions of subsidiaries			$ 11,306
Amounts Reclassified for Consistency with Comparitive Information		$ 672